Marketable securities	12 Months Ended
Dec. 31, 2024
Marketable Securitie [Abstract]
Marketable securities	6. Marketable securities

	As at
	December 31, 2024	December 31, 2023
WonderFi Technologies Inc.	25,654	25,654
Others	431	678
Total	26,085	26,332